Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) - $ / Perbarrel	3 Months Ended			12 Months Ended		48 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2028	Dec. 31, 2027
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel				27
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel						41
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel						71	72
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel				84	88
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel				96
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel						73
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		6.80%	5.30%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	5.20%		3.80%
Canada GDP growth rate [member] | Below Q4 2022 level [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		0.20%
U.S. GDP growth rate [member] | Below Q4 2022 level [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		0.60%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage						5.10%	5.20%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage				2.60%	(1.00%)
Canadian housing price index [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage				10.90%
Canadian housing price index [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage						9.60%
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage				(30.00%)
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage						4.20%